Expense Example, No Redemption	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A 1 Year	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A 3 Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A 5 Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A 10 Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class C 1 Year	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class C 3 Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class C 5 Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class C 10 Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class I 1 Year	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class I 3 Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class I 5 Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class I 10 Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A 1 Year	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A 3 Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A 5 Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A 10 Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class C 1 Year	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class C 3 Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class C 5 Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class C 10 Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class I 1 Year	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class I 3 Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class I 5 Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class I 10 Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class A 1 Year	Prospectus #2 Eaton Vance Greater China Growth Fund Class A 3 Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class A 5 Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class A 10 Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class C 1 Year	Prospectus #2 Eaton Vance Greater China Growth Fund Class C 3 Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class C 5 Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class C 10 Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class I 1 Year	Prospectus #2 Eaton Vance Greater China Growth Fund Class I 3 Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class I 5 Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class I 10 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A 1 Year	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A 3 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A 5 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A 10 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class C 1 Year	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class C 3 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class C 5 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class C 10 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class I 1 Year	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class I 3 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class I 5 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class I 10 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class R 1 Year	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class R 3 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class R 5 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class R 10 Years
USD ($)	706	981	1,277	2,116	214	661	1,134	2,250	113	353	612	1,352	702	969	1,257	2,074	210	649	1,114	2,208	109	340	590	1,306	747	1,109	1,494	2,569	253	779	1,331	2,664	153	474	818	1,791	693	951	1,228	2,017	201	630	1,084	2,152	100	321	559	1,244	151	476	825	1,809